GENERAL (Schedule of Loss from Discontinued Operations) (Details) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Aug. 01, 2012 Segment, Discontinued Operations [Member] USD ($)
Revenues	$ 97,857	$ 84,832	$ 85,918		$ 3
Cost of revenues	66,260	56,742	57,030		143
Gross profit	31,597	28,090	28,888		(140)
Operating expenses:
Selling and marketing	10,398	9,067	8,932		60
General and administrative	10,539	9,232	11,450		181
Impairment of goodwill			6,216		348
Operating income (loss)	6,046	5,088	(2,613)		(729)
Financial expenses, net	(1,077)	(1,628)	(1,779)		18
Taxes on income	1,337	861	2,383
Net income (loss)	7,271	1,637	(8,486)		(747)
Loss from sale of subsidiaries		$ 248	$ 110	393